Supplemental Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Condensed Consolidating Balance Sheet

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2014

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non- Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$6,229	$1,068	$63,633	$63,144	$52,217	$(63,144)	$123,147
Receivables, net of allowance	12	—	167,621	167,569	52,825	(167,569)	220,458
Deferred income taxes	—	—	74,466	74,466	1,849	(74,466)	76,315
Prepaid expenses and other current assets	940	—	27,938	27,880	9,334	(30,147)	35,945
Intercompany receivables	—	134,093	356,680	285,453	—	(776,226)	—

Total current assets	7,181	135,161	690,338	618,512	116,225	(1,111,552)	455,865
Satellites and other property and equipment, net	—	—	5,761,839	5,761,839	118,425	(5,761,839)	5,880,264
Goodwill	—	—	6,780,827	6,780,827	—	(6,780,827)	6,780,827
Non-amortizable intangible assets	—	—	2,458,100	2,458,100	—	(2,458,100)	2,458,100
Amortizable intangible assets, net	—	—	500,545	500,545	—	(500,545)	500,545
Investment in affiliates	(270,172)	3,084,655	141,594	141,594	—	(3,097,671)	—
Other assets	88	37,245	346,521	240,844	9,900	(240,844)	393,754

Total assets	$(262,903)	$3,257,061	$16,679,764	$16,502,261	$244,550	$(19,951,378)	$16,469,355

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$28,818	$—	$154,445	$154,124	$24,585	$(156,390)	$205,582
Accrued interest payable	—	22,500	138,971	1,803	24	(1,803)	161,495
Current portion of long-term debt	—	—	49,000	—	—	—	49,000
Deferred satellite performance incentives	—	—	19,793	19,793	1,164	(19,793)	20,957
Other current liabilities	—	—	183,677	182,356	6,353	(182,356)	190,030
Intercompany payables	450,846	—	—	—	39,928	(490,774)	—

Total current liabilities	479,664	22,500	545,886	358,076	72,055	(851,116)	627,064
Long-term debt, net of current portion	—	3,500,000	11,262,142	—	—	—	14,762,142
Deferred satellite performance incentives, net of current portion	—	—	163,360	163,360	—	(163,360)	163,360
Deferred revenue, net of current portion	—	—	966,832	966,832	486	(966,832)	967,318
Deferred income taxes	—	—	201,212	201,212	10,468	(201,212)	211,680
Accrued retirement benefits	—	—	262,536	262,536	370	(262,536)	262,906
Other long-term liabilities	—	—	193,141	168,353	24,311	(168,353)	217,452
Shareholders’ equity (deficit):
Common shares	1,067	7,202	3,466,429	7,535,655	24	(11,009,310)	1,067
Preferred shares	35	—	—	—	—	—	35
Other shareholders’ equity (deficit)	(743,669)	(272,641)	(381,774)	6,846,237	136,837	(6,328,659)	(743,669)

Total liabilities and shareholders’ equity	$(262,903)	$3,257,061	$16,679,764	$16,502,261	$244,550	$(19,951,378)	$16,469,355

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2013

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non- Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$3,792	$139	$193,090	$167,800	$50,769	$(167,800)	$247,790
Receivables, net of allowance	—	—	160,023	159,656	76,324	(159,656)	236,347
Deferred income taxes	—	—	46,228	46,228	(1,753)	(46,228)	44,475
Prepaid expenses and other current assets	1,272	—	25,846	25,794	6,738	(26,426)	33,224
Intercompany receivables	—	—	421,504	386,820	20,609	(828,933)	—

Total current assets	5,064	139	846,691	786,298	152,687	(1,229,043)	561,836
Satellites and other property and equipment, net	—	—	5,698,952	5,698,952	147,106	(5,739,470)	5,805,540
Goodwill	—	—	6,780,827	6,780,827	—	(6,780,827)	6,780,827
Non-amortizable intangible assets	—	—	2,458,100	2,458,100	—	(2,458,100)	2,458,100
Amortizable intangible assets, net	—	—	568,775	568,775	—	(568,775)	568,775
Investment in affiliates	(428,647)	3,053,901	227,320	227,320	—	(3,079,894)	—
Other assets	88	41,497	362,636	222,679	10,371	(222,679)	414,592

Total assets	$(423,495)	$3,095,537	$16,943,301	$16,742,951	$310,164	$(20,078,788)	$16,589,670

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$28,795	$32	$132,454	$130,178	$22,290	$(130,810)	$182,939
Accrued interest payable	—	22,500	163,820	2,458	172	(2,458)	186,492
Current portion of long-term debt	—	—	—	—	24,418	—	24,418
Deferred satellite performance incentives	—	—	21,089	21,089	1,614	(21,089)	22,703
Other current liabilities	—	—	154,014	152,772	3,011	(152,772)	157,025
Intercompany payables	441,907	206	—	—	—	(442,113)	—

Total current liabilities	470,702	22,738	471,377	306,497	51,505	(749,242)	573,577
Long-term debt, net of current portion	—	3,500,000	11,762,996	—	—	—	15,262,996
Deferred satellite performance incentives, net of current portion	—	—	153,023	153,023	881	(153,023)	153,904
Deferred revenue, net of current portion	—	—	887,446	887,446	793	(887,446)	888,239
Deferred income taxes	—	—	191,298	191,298	11,388	(191,346)	202,638
Accrued retirement benefits	—	—	196,657	196,657	199	(196,657)	196,856
Other long-term liabilities	—	—	226,603	179,025	19,524	(179,025)	246,127
Shareholders’ equity (deficit):
Common shares	1,060	7,202	3,466,429	9,023,860	24	(12,497,515)	1,060
Preferred shares	35	—	—	—	—	—	35
Other shareholders’ equity (deficit)	(895,292)	(434,403)	(412,528)	5,805,145	225,850	(5,224,534)	(935,762)

Total liabilities and shareholders’ equity	$(423,495)	$3,095,537	$16,943,301	$16,742,951	$310,164	$(20,078,788)	$16,589,670

Schedule of Condensed Consolidating Statement of Operations

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2014

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non- Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Revenue	$—	$—	$2,281,331	$2,281,348	$592,317	$(2,682,610)	$2,472,386

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	—	257,999	257,999	491,460	(659,110)	348,348
Selling, general and administrative	7,547	139	132,379	131,874	57,493	(132,025)	197,407
Depreciation and amortization	—	—	644,597	644,597	34,754	(644,597)	679,351

Total operating expenses	7,547	139	1,034,975	1,034,470	583,707	(1,435,732)	1,225,106

Income (loss) from operations	(7,547)	(139)	1,246,356	1,246,878	8,610	(1,246,878)	1,247,280
Interest expense, net	10,153	274,253	660,763	6,605	(382)	(6,605)	944,787
Loss on early extinguishment of debt	—	—	(40,423)	—	—	—	(40,423)
Subsidiary income	250,281	545,402	14,729	14,729	—	(825,141)	—
Other income (expense), net	2	—	2,864	2,770	(5,461)	(2,768)	(2,593)

Income before income taxes	232,583	271,010	562,763	1,257,772	3,531	(2,068,182)	259,477
Provision for income taxes	53	—	17,361	17,268	5,557	(17,268)	22,971

Net income (loss)	232,530	271,010	545,402	1,240,504	(2,026)	(2,050,914)	236,506
Net income attributable to noncontrolling interest	—	—	—	—	(3,974)	—	(3,974)

Net income (loss) attributable to Intelsat, S.A.	232,530	271,010	545,402	1,240,504	(6,000)	(2,050,914)	232,532

Cumulative preferred dividends	(9,917)	—	—	—	—	—	(9,917)

Net income (loss) attributable to common shareholders	$222,613	$271,010	$545,402	$1,240,504	$(6,000)	$(2,050,914)	$222,615

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2013

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non- Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Revenue	$—	$—	$2,382,169	$2,382,201	$663,354	$(2,824,101)	$2,603,623

Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)	—	—	266,869	266,869	504,983	(662,952)	375,769
Selling, general and administrative	62,861	8,167	155,035	152,961	62,469	(153,026)	288,467
Depreciation and amortization	—	—	705,165	705,165	34,623	(708,386)	736,567
Gain on satellite insurance recoveries	—	—	(9,618)	(9,618)	—	9,618	(9,618)

Total operating expenses	62,861	8,167	1,117,451	1,115,377	602,075	(1,514,746)	1,391,185

Income (loss) from operations	(62,861)	(8,167)	1,264,718	1,266,824	61,279	(1,309,355)	1,212,438
Interest (income) expense, net	40,916	438,052	644,838	(10,042)	(1,545)	10,042	1,122,261
Loss on early extinguishment of debt	(24,185)	(341,351)	(2,553)	—	—	—	(368,089)
Subsidiary income (loss)	(85,180)	728,465	70,409	70,409	—	(784,103)	—
Other income (expense), net	(7)	—	577	42,772	(5,488)	(42,772)	(4,918)

Income (loss) before income taxes	(213,149)	(59,105)	688,313	1,390,047	57,336	(2,146,272)	(282,830)
Provision for (benefit from) income taxes	—	—	(40,152)	(38,819)	9,315	38,819	(30,837)

Net income (loss)	(213,149)	(59,105)	728,465	1,428,866	48,021	(2,185,091)	(251,993)
Net income attributable to noncontrolling interest	—	—	—	—	(3,687)	—	(3,687)

Net income (loss) attributable to Intelsat S.A.	(213,149)	(59,105)	728,465	1,428,866	44,334	(2,185,091)	(255,680)

Cumulative preferred dividends	(10,196)	—	—	—	—	—	(10,196)

Net income (loss) attributable to common shareholders	$(223,345)	$(59,105)	$728,465	$1,428,866	$44,334	$(2,185,091)	$(265,876)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non- Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Revenue	$—	$—	$2,318,470	$2,318,479	$732,274	$(2,759,071)	$2,610,152

Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)	—	—	271,230	291,757	585,263	(732,350)	415,900
Selling, general and administrative	4,247	25,264	124,695	123,465	49,819	(123,465)	204,025
Depreciation and amortization	—	—	726,224	709,120	40,061	(710,502)	764,903

Total operating expenses	4,247	25,264	1,122,149	1,124,342	675,143	(1,566,317)	1,384,828

Income (loss) from operations	(4,247)	(25,264)	1,196,321	1,194,137	57,131	(1,192,754)	1,225,324
Interest (income) expense, net	67,377	610,771	619,650	(223,283)	12,985	223,283	1,310,783
Loss on early extinguishment of debt	—	—	(67,709)	—	(5,833)	—	(73,542)
Subsidiary income (loss)	(58,552)	587,519	25,510	25,510	—	(579,987)	—
Other income (expense), net	(13)	(1)	18,944	18,951	(6,724)	(41,285)	(10,128)

Income (loss) before income taxes	(130,189)	(48,517)	553,416	1,461,881	31,589	(2,037,309)	(169,129)
Provision for (benefit from) income taxes	—	—	(34,103)	(34,103)	14,475	34,100	(19,631)

Net income (loss)	(130,189)	(48,517)	587,519	1,495,984	17,114	(2,071,409)	(149,498)
Net income attributable to noncontrolling interest	—	—	—	—	(1,639)	—	(1,639)

Net income (loss) attributable to Intelsat S.A.	$(130,189)	$(48,517)	$587,519	$1,495,984	$15,475	$(2,071,409)	$(151,137)

Schedule of Condensed Consolidating Statement of Cash Flows

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2014

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non- Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(1,366)	$(270,171)	$1,253,342	$1,887,340	$64,363	$(1,887,338)	$1,046,170

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	(639,603)	(639,603)	(5,821)	639,603	(645,424)
Repayment from (disbursements for) intercompany loans	9,214	—	3,873	3,873	—	(16,960)	—
Investment in subsidiaries	(3,790)	—	(194)	(194)	—	4,178	—
Dividend from affiliates	8,300	279,400	33,943	33,943	—	(355,586)	—
Other investing activities	—	—	174	174	—	(174)	174

Net cash provided by (used in)investing activities	13,724	279,400	(601,807)	(601,807)	(5,821)	271,061	(645,250)

Cash flows from financing activities:
Repayments of long-term debt	—	—	(586,000)	—	(24,418)	—	(610,418)
Payment of premium on early extinguishment of debt	—	—	(21,250)	—	—	—	(21,250)
Proceeds from issuance of long-term debt	—	—	135,000	—	—	—	135,000
Proceeds from (repayment of) intercompany borrowing	(4,233)	—	(9,214)	—	360	13,087	—
Dividends paid to preferred shareholders	(9,919)	—	—	—	—	—	(9,919)
Capital contribution from parent		—	—	103,698	3,984	(107,682)	—
Dividends to shareholders	—	(8,300)	(279,400)	(1,473,781)	(33,943)	1,795,424	—
Principal payments on deferred satellite performance incentives	—	—	(18,705)	(18,705)	(1,069)	18,705	(19,774)
Capital contribution from noncontrolling interest	—	—	—	—	12,209	—	12,209
Dividends paid to noncontrolling interest	—	—	—	—	(8,744)	—	(8,744)
Other financing activities	4,231	—	(338)	(338)	—	338	3,893

Net cash provided by (used in) financing activities	(9,921)	(8,300)	(779,907)	(1,389,126)	(51,621)	1,719,872	(519,003)

Effect of exchange rate changes on cash and cash equivalents	—	—	(1,085)	(1,063)	(5,473)	1,061	(6,560)

Net change in cash and cash equivalents	2,437	929	(129,457)	(104,656)	1,448	104,656	(124,643)
Cash and cash equivalents, beginning of period	3,792	139	193,090	167,800	50,769	(167,800)	247,790

Cash and cash equivalents, end of period	$6,229	$1,068	$63,633	$63,144	$52,217	$(63,144)	$123,147

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2013

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non- Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(108,561)	$(622,489)	$1,406,174	$1,785,702	$41,767	$(1,785,701)	$716,892

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	(591,762)	(591,762)	(9,030)	591,762	(600,792)
Proceeds from insurance settlements	—	—	487,930	487,930	—	(487,930)	487,930
Payment on satellite performance incentives from insurance proceeds	—	—	(19,199)	(19,199)	—	19,199	(19,199)
Repayment from (disbursements for) intercompany loans	(23,644)	—	(2,223,001)	(593,753)	3,493	2,836,905	—
Investment in subsidiaries	(11,436)	(17,248)	(324)	(324)	—	29,332	—
Dividend from affiliates	20,181	524,812	9,811	9,811	—	(564,615)	—
Other investing activities	—	—	(2,000)	(2,000)	—	2,000	(2,000)

Net cash provided by (used in)investing activities	(14,899)	507,564	(2,338,545)	(709,297)	(5,537)	2,426,653	(134,061)

Cash flows from financing activities:
Repayments of long-term debt	(353,550)	(5,307,986)	(1,218,208)	—	(24,418)	—	(6,904,162)
Repayment of notes payable to former shareholders	(868)	—	—	—	—	—	(868)
Payment of premium on early extinguishment of debt	(9,395)	(301,762)	(67)	—	—	—	(311,224)
Proceeds from issuance of long-term debt	—	3,500,000	2,754,688	—	—	—	6,254,688
Proceeds from (repayment of) intercompany borrowing	(52,391)	2,289,335	20,151	(44,111)	(13,943)	(2,199,041)	—
Debt issuance costs	—	(44,433)	(40,412)	—	—	—	(84,845)
Proceeds from initial public offering	572,500	—	—	—	—	—	572,500
Stock issuance costs	(26,683)	—	—	—	—	—	(26,683)
Dividends paid to preferred shareholders	(5,235)	—	—	—	—	—	(5,235)
Capital contribution from parent		—	17,248	45,062	11,760	(74,070)	—
Dividends to shareholders	—	(20,181)	(524,812)	(1,024,160)	(9,811)	1,578,964	—
Principal payments on deferred satellite performance incentives	—	—	(16,509)	(16,509)	(993)	16,508	(17,503)
Capital contribution from noncontrolling interest	—	—	—	—	12,209	—	12,209
Dividends paid to noncontrolling interest	—	—	—	—	(8,671)	—	(8,671)
Other financing activities	2,800	—	471	471	—	(471)	3,271

Net cash provided by (used in) financing activities	127,178	114,973	992,550	(1,039,247)	(33,867)	(678,110)	(516,523)

Effect of exchange rate changes on cash and cash equivalents	(7)	—	(468)	(465)	(5,528)	465	(6,003)

Net change in cash and cash equivalents	3,711	48	59,711	36,693	(3,165)	(36,693)	60,305
Cash and cash equivalents, beginning of period	81	91	133,379	131,107	53,934	(131,107)	187,485

Cash and cash equivalents, end of period	$3,792	$139	$193,090	$167,800	$50,769	$(167,800)	$247,790

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2012

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non- Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(40,535)	$(626,653)	$1,320,065	$1,379,396	$168,433	$(1,379,396)	$821,310

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	(857,311)	(857,311)	(8,705)	857,311	(866,016)
Proceeds from sale of building, net of fees	—	—	82,415	82,415	—	(82,415)	82,415
Repayment from (disbursements for) intercompany loans	—	—	10,435	(221,460)	—	211,025	—
Investment in subsidiaries	(5,549)	—	208	208	—	5,133	—
Dividend from affiliates	32,481	658,318	17,423	17,423	—	(725,645)	—

Net cash provided by (used in) investing activities	26,932	658,318	(746,830)	(978,725)	(8,705)	265,409	(783,601)

Cash flows from financing activities:
Repayments of long-term debt	—	—	(2,364,508)	—	(110,303)	—	(2,474,811)
Repayment of notes payable to former shareholders	(1,683)	—	—	—	—	—	(1,683)
Proceeds from issuance of long-term debt	—	—	2,451,521	—	—	—	2451521
Proceeds from (repayment of) intercompany borrowing	12,845	—	—	— —	(23,280)	10,435	—
Debt issuance costs	—	—	(27,384)	—	—	—	(27,384)
Payment of premium on early extinguishment of debt	—	—	(65,920)	—	—	—	(65,920)
Capital contribution from noncontrolling interest	—	—	—	—	12,209	—	12,209
Dividends paid to noncontrolling interest	—	—	—	—	(8,838)	—	(8,838)
Principal payments on deferred satellite performance incentives	—	—	(14,833)	(14,833)	(1,136)	14,833	(15,969)
Principal payments on capital lease obligations	—	—	—	—	—	—	—
Capital contribution from parent	—	—	—	57,657	5,341	(62,998)	—
Dividends to shareholders	—	(32,481)	(658,318)	(549,712)	(17,423)	1,257,934	—
Repurchase of redeemable noncontrolling interest	—	—	—	—	(8,744)	—	(8,744)

Net cash provided by (used in) financing activities	11,162	(32,481)	(679,442)	(506,888)	(152,174)	1,220,204	(139,619)

Effect of exchange rate changes on cash and cash equivalents	(13)	(1)	(589)	(582)	(6,726)	582	(7,329)

Net change in cash and cash equivalents	(2,454)	(817)	(106,796)	(106,799)	828	106,799	(109,239)
Cash and cash equivalents, beginning of period	2,535	908	240,175	237,906	53,106	(237,906)	296,724

Cash and cash equivalents, end of period	$81	$91	$133,379	$131,107	$53,934	$(131,107)	$187,485